Benefit Plans, Plan Discosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	$ 43,100	$ 41,677
Actual gain on plan assets	6,169	3,187
Benefit payments and actual expenses	(2,042)	(1,764)
Fair value of plan assets at end of year	47,227	43,100	$ 41,677
Funded status at end of year	16,008	12,370
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net actuarial loss	2,972	5,279
Accumulated benefit obligation for pension benefits	31,200	30,700
Components of the net periodic pension income and other amounts recognized in other comprehensive (loss) income [Abstract]
Service Cost	42	61	60
Interest cost	1,303	1,371	1,329
Expected return on plan assets	(2,742)	(2,648)	(2,735)
Amortization of net actuarial gain	67	184	210
Net periodic pension credit	(1,330)	(1,032)	(1,136)
Amortization of net loss	(67)	(184)	(210)
Net actuarial (gain) / loss included in other comprehensive (loss) income	(2,240)	(367)	(109)
Amortization of net gain	(67)	(184)	(210)
Total amount recognized in other comprehensive (loss) income	(2,307)	(551)	(319)
Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	(3,637)	(1,583)	(1,455)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	67
Postretirement Benefits [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	20,338	19,238
Actual gain on plan assets	2,611	1,104
Company contributions	66	66
Benefits paid	(93)	(70)
Fair value of plan assets at end of year	22,922	20,338	19,238
Funded status at end of year	17,309	15,218
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net actuarial loss	(5,810)	(4,581)
Prior service credit	(1,636)	(1,547)
Total	(7,446)	(6,128)
Accumulated benefit obligation for pension benefits	5,613	5,120	5,434
Components of the net periodic pension income and other amounts recognized in other comprehensive (loss) income [Abstract]
Service Cost	103	116	165
Interest cost	218	221	268
Expected return on plan assets	(761)	(720)	(722)
Amortization of net actuarial gain	(356)	(274)	(140)
Amortization of prior service cost	90	90	90
Net periodic pension credit	(706)	(567)	(339)
Amortization of net loss	356	274	140
Net actuarial (gain) / loss included in other comprehensive (loss) income	(1,584)	(966)	(602)
Amortization of prior service cost	(90)	(90)	(90)
Amortization of net gain	356	274	140
Total amount recognized in other comprehensive (loss) income	(1,318)	(782)	(552)
Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	(2,024)	$ (1,349)	$ (891)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	355
Amount of prior service cost that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 90